Post Employment Benefits - Additional Information (Detail) € in Millions, £ in Millions	12 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 EUR (€)	Jun. 30, 2016 GBP (£)	Dec. 31, 2027 GBP (£)	Dec. 31, 2027 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Jun. 30, 2018 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plans			£ 18		£ 17		£ 16
Cash contributions to plans on next year			200
Inventories			£ 5,015		£ 4,788
Domestic defined benefit plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate			42.00%		38.00%								42.00%
Hedging instrument, Inflation rate			79.00%		78.00%								79.00%
Percentage Of UK Plans of total Plan liabilities			65.00%										65.00%
Inventories			£ 647		£ 532
Distribution from the profits of the partnership			£ 25		£ 25
Number of succeeding years for distribution of profit			6 years	6 years
Domestic defined benefit plans [member] | United Kingdom [member] | Maximum [member]
Disclosure of defined benefit plans [line items]
Deficit reduction achievement period			2018	2018
Domestic defined benefit plans [member] | United Kingdom [member] | Minimum [member]
Disclosure of defined benefit plans [line items]
Actuarial triennial valuation			£ 84
Domestic defined benefit plans [member] | United Kingdom [member] | Entering into significant commitments or contingent liabilities [member] | Contingent liability arising from post-employment benefit obligations [member] | Maximum [member]
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year										£ 430
Foreign defined benefit plans [member] | Ireland [member]
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate			45.00%		36.00%								45.00%
Hedging instrument, Inflation rate			72.00%		68.00%								72.00%
Group's contribution to the plan			£ 20	€ 23
Contingent asset granted			£ 177										€ 200
Foreign defined benefit plans [member] | Ireland [member] | Maximum [member]
Disclosure of defined benefit plans [line items]
Deficit reduction achievement period			2027	2027
Foreign defined benefit plans [member] | Ireland [member] | Minimum [member]
Disclosure of defined benefit plans [line items]
Actuarial triennial valuation			£ 205	€ 232
Conditional payments term			Equally over the three years	Equally over the three years
Foreign defined benefit plans [member] | Ireland [member] | Contingent liability arising from post-employment benefit obligations [member] | Maximum [member]
Disclosure of defined benefit plans [line items]
Additional cash contributions	£ 8	€ 9	£ 8	€ 9	£ 28	€ 32
Foreign defined benefit plans [member] | Ireland [member] | Entering into significant commitments or contingent liabilities [member] | Contingent liability arising from post-employment benefit obligations [member] | Maximum [member]
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year								£ 119	€ 135		£ 26	€ 29